SHARE CAPITAL - Loss per share (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
SHARE CAPITAL
Net loss Attributable to equity holders of the Company	$ (3,757,057)	$ (6,021,706)
Basic loss per share	$ (3,757,057)	$ (6,021,706)
Basic loss per share (in shares)	171,635,884	167,765,072
Basic loss per share (in Dollars per share)	$ (0.02)	$ (0.04)
Effect of dilutive securities:
Diluted loss per share	$ (3,757,057)	$ (6,021,706)
Diluted loss per share (in shares)	171,635,884	167,765,072
Diluted loss per share (in Dollars per share)	$ (0.02)	$ (0.04)
Stock options
Effect of dilutive securities:
Number of antidilutive shares	0	0